OTHER CURRENT LIABILITIES - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued expenses	$ (15,113)	$ (14,013)
Deferred charter revenue	(21,606)	(25,341)
Other current liabilities	(2,971)	(57)
Provisions	(934)	(836)
Total other current liabilities	$ (40,624)	$ (40,247)